CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Millions	Total	Ordinary Shares	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Noncontrolling Interest in Subsidiaries
Balance at the beginning of the period (shares) at Dec. 31, 2019		107,000,000
Balance at the beginning of the period at Dec. 31, 2019	$ 673	$ 0	$ 1,322	$ (271)	$ (385)	$ 7
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(105)			(112)		7
Other comprehensive (loss) income	56				56
Dividends paid to noncontrolling interests	(8)					(8)
Activity related to stock plans	8		8
Balance at the end of the period (shares) at Dec. 31, 2020		107,000,000
Balance at the end of the period at Dec. 31, 2020	624	$ 0	1,330	(383)	(329)	6
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(74)			(77)		3
Other comprehensive (loss) income	15				15
Dividends paid to noncontrolling interests	(4)					(4)
Activity related to stock plans	$ 7		7
Balance at the end of the period (shares) at Dec. 31, 2021	107,000,000	107,000,000
Balance at the end of the period at Dec. 31, 2021	$ 568	$ 0	1,337	(460)	(314)	5
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(181)			(188)		7
Other comprehensive (loss) income	(77)				(77)
Dividends paid to noncontrolling interests	(8)					(8)
Activity related to stock plans (shares)		1,000,000
Activity related to stock plans	$ 8		8
Balance at the end of the period (shares) at Dec. 31, 2022	108,000,000	108,000,000
Balance at the end of the period at Dec. 31, 2022	$ 310	$ 0	$ 1,345	$ (648)	$ (391)	$ 4